Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	SFr (3,869,173)	SFr (26,528,411)	SFr (17,058,443)
Adjustments for:
Depreciation	119,304	118,887	76,357
Impairment of intangible assets		12,397,148	1,529,929
Share in result of an associate	39,557
Gain on disposal of discontinued operations	(5,205,535)
Deferred income		932,200
Unrealized foreign currency exchange loss/(gain), net	180,349	(46,087)	(279,329)
Net interest expense	1,007,690	891,651	174,593
Share based payments	379,414	342,799	1,206,303
Transaction costs		1,137
Employee benefits	41,585	109,164	65,927
Revaluation loss/(gain) derivative financial instruments	166,192	(451,131)	410,918
(Gain)/loss on modification of financial instruments	(29,461)
Income tax loss/(gain)	(99,847)	(10,329)	21,620
Total	(7,269,925)	(12,242,972)	(13,852,125)
Changes in:
Inventories	(319,821)	827,577	(839,221)
Trade and other receivables	14,062	(103,601)	(340,119)
Prepayments	197,011	856,429	(1,297,537)
Trade and other payables	(3,299,680)	1,263,196	2,937,019
Accrued expenses	(832,711)	716,140	(280,755)
Net cash used in operating activities	(11,511,064)	(8,683,231)	(13,672,738)
Cash flows from investing activities
Purchase of intangibles		(2,142,806)	(3,325,952)
Cash received from other non-current financial assets	10,040		(179,104)
Investment in an associate	(490,000)
Interest received	505	969
Disposal of subsidiaries	1,924,324
Net cash from / used in investing activities	1,444,869	(2,141,837)	(3,505,056)
Cash flows from financing activities
Proceeds from offerings and warrant exercises	10,507,223	3,962,618	6,842,940
Transaction costs	(786,292)	(35,496)	(156,817)
Proceeds from loans	2,500,000	6,038,627
Repayment of loan	(1,335,562)		(50,000)
Repayment of lease liabilities	(115,413)	(114,251)	(18,700)
Interest paid	(148,341)	(19,503)	(3,699)
Net cash from financing activities	10,621,615	9,831,995	6,613,724
Net increase / (decrease) in cash and cash equivalents	555,420	(993,073)	(10,564,070)
Cash and cash equivalents at beginning of the period	15,395	984,191	11,258,870
Net effect of currency translation on cash	46,594	24,277	289,391
Cash and cash equivalents at end of the period	SFr 617,409	SFr 15,395	SFr 984,191